Provisions - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee	Dec. 31, 2017 USD ($) employee	Dec. 31, 2016 USD ($)
Disclosure of other provisions [line items]
Actuarial gain (loss) included in comprehensive income	$ 108	$ 47	$ 46
Number of employees retired during the year | employee	1	0	0
Provisions	$ 1,905	$ 2,041	$ 1,564	$ 1,352
Royalty provision
Disclosure of other provisions [line items]
Increase (decrease) in other provisions		$ (352)	$ (397)